Contractual Maturities of Long-term Debt (Detail) - Entity [Domain] - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Debt Instrument [Line Items]
2016	¥ 1,267,171
2017	1,827,327
2018	1,523,070
2019	4,745,273
2020	957,431
2021 and thereafter	4,261,969
Total	¥ 14,582,241	¥ 9,853,941